SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenue recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Net revenues	$ 3,744,512	$ 3,390,393	$ 2,853,078
Recognized at a point in time | Module
Disaggregation of Revenue [Line Items]
Net revenues	2,095,743	2,705,985	2,742,518
Recognized at a point in time | Energy
Disaggregation of Revenue [Line Items]
Net revenues	1,542,906	633,195	25,755
Recognized over time | Module
Disaggregation of Revenue [Line Items]
Net revenues	73,175	6,938	4,128
Recognized over time | Energy
Disaggregation of Revenue [Line Items]
Net revenues	$ 32,688	$ 44,275	$ 80,677